Condensed Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net earnings (loss)		$ 105,812	$ (124,694)		$ 200,708	$ (67,345)
Items that will not be reclassified to net earnings
Gain (loss) on LTIs		105,521	30,026		(48,622)	50,673
Income tax recovery (expense) related to LTIs	[1]	(4,698)	(1,956)		5,155	(2,001)
Total other comprehensive income (loss)		100,823	28,070	[2]	(43,467)	48,672
Total comprehensive income (loss)		$ 206,635	$ (96,624)		$ 157,241	$ (18,673)

[1]	LTIs = long-term investments – common shares held.
[2]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.